Right of use assets (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	₨ 4,412,714		₨ 4,539,602
Additions	1,859,686		443,432
Adjustments	0
Deletions			(10,399)
Depreciation	(582,977)		(560,118)
Translation difference			197
Balance as of March 31, 2022	5,689,423	$ 69,200	4,412,714
IRU [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	554,591		530,134
Additions	85,387		106,122
Adjustments	0
Depreciation	(78,422)		(83,254)
Translation difference			1,589
Balance as of March 31, 2022	561,556		554,591
P&M [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	480,501		486,056
Additions	7,468		133,200
Adjustments	0
Depreciation	(138,095)		(138,755)
Balance as of March 31, 2022	349,874		480,501
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	1,594,112		1,716,152
Additions	681,500		204,110
Adjustments	0
Deletions			(10,399)
Depreciation	(347,964)		(314,359)
Translation difference			(1,392)
Balance as of March 31, 2022	1,927,648		1,594,112
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of April 1, 2021	1,783,510		1,807,260
Additions	1,085,331		0
Adjustments	0
Depreciation	(18,496)		(23,750)
Balance as of March 31, 2022	₨ 2,850,345		₨ 1,783,510